INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Income (loss) before income tax expense	$ (10,379)	$ 7,898	$ 3,346
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	(13,107)	1,602	(631)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense	$ 2,728	$ 6,296	$ 3,977